Credit risk (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of maximum credit risk

	2025	2024
	€	€

Cash and cash equivalents	1,058	11
The Company does not hold any collateral or other credit enhancements to cover this credit risk.